Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 380,000		$ 42,639		$ 938,040
Accounts Receivable, net	484,858		11,430
Prepaid Expenses	173,414		5,449
Inventory	798,273		304,012
Other receivables	90,919		7,132
Assets from discontinued operations	316,572
Total current assets	2,244,036		370,662
Non-current assets:
Deposit	77,686		34,915
Goodwill	5,672,823
Investment in Salt Tequila USA, LLC	250,000
Right of use asset, net	80,479		162,008
Quart Vin License, net	219,512
Property and equipment, net	681,352		37,729
Total non-current assets	6,981,852		234,652
Total Assets	9,225,888		605,314
Current Liabilities
Accounts payable	1,521,818		703,905
Right of use liability - current	57,478	$ 57,478	81,502
Due to related parties	368,904		429,432
Bridge loan payable, net			2,200,000
Related party notes payable	1,333,333		1,505,100
Convertible bridge loan payable - current	100,000		2,202,664
Notes payable, current portion	999,736		875,000
Royalty payable	0		39,000
Revenue financing arrangements	0		45,467
Shareholder advances			46,250
Accrued interest payable	442,748		1,604,498
Accrued interest payable - related parties			546,362
Liabilities from discontinued operations	591,642
Total Current liabilities	5,415,659		10,279,180
Long-term Liabilities:
Notes Payable, net Of Current Portion	1,240,044
Right of use liability - noncurrent	25,521	25,521	82,238
Related party notes payable - non-current	666,667
Liability to issue shares in APA	1,980,000
Total Long-term liabilities	3,912,232		82,238
Total liabilities	9,327,891		10,361,398
Common stock, (mezzanine shares) 12,605,283 shares, contingently convertible to notes payable at September 30, 2020	9,248,720
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 60,574,873 and 44,021,382 shares issued 60,574,873 and 43,885,090 outstanding, at September 30, 2020 and December 31, 2019, respectively	63,471		44,021
Additional paid-in capital	52,175,541		22,095,403
Treasury Stock, $0.001 par, 136,292 shares at cost			(50,000)
Accumulated deficit	(61,589,735)		(31,845,506)
Total deficiency in stockholders' Equity	(9,350,724)		(9,756,083)		(7,831,132)
Total liabilities mezzanine shares and deficiency in stockholders' equity	$ 9,225,888		605,314
Canfield [Member]
Current assets
Cash and cash equivalents			23,315		6,980
Accounts Receivable, net			309,622		300,993
Inventory			30,559		41,695
Right-of-use asset			18,718
Total current assets			382,214		349,668
Non-current assets:
Property and equipment, net			43,845		58,627
Total Assets			426,059		408,295
Current Liabilities
Accounts payable and accrued expenses			353,849		331,034
Line of credit			69,534		66,181
Right of use liability - current			18,718
Due to related parties			197,849		0
Current portion of long-term debt			3,152		8,241
Total Current liabilities			643,102		405,456
Long-term Liabilities:
Long-term debt			2,064		5,498
Total Long-term liabilities			2,064		5,498
Total liabilities			645,166		410,954
Deficiency in stockholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized; no shares issued and outstanding
Common Stock, $0.001 par, 150,000,000 shares authorized, 60,574,873 and 44,021,382 shares issued 60,574,873 and 43,885,090 outstanding, at September 30, 2020 and December 31, 2019, respectively			345,515		245,515
Additional paid-in capital			160,786
Accumulated deficit			(725,408)		(248,174)
Total deficiency in stockholders' Equity			(219,107)		(2,659)
Total liabilities mezzanine shares and deficiency in stockholders' equity			426,059		408,295
Copa Di Vino Corporation [Member]
Current assets
Cash and cash equivalents		145,415	62,898	$ 62,898	52,495
Accounts Receivable, net		191,981	402,443	402,443	312,315
Prepaid Expenses		81,651	71,599	71,599	113,387
Inventory		563,989	499,741	499,741	740,820
Total current assets		983,036	1,036,681	1,036,681	1,219,017
Non-current assets:
Goodwill		0
Property and equipment, net		921,036	1,037,151	1,037,151	1,185,348
License Agreement, net		227,262	250,512	250,512	281,503
Total non-current assets		1,148,048
Total Assets		2,131,084	2,324,344	2,324,344	2,685,868
Current Liabilities
Accounts payable		1,175,472	1,244,764	1,244,764	1,139,560
Accrued expenses		381,305	415,958	415,958	401,585
Line of credit		44,755	49,000	49,000
Related party notes payable		992,710	233,426	233,426	509,329
Notes payable, current portion		249,212	543,058	543,058	211,533
Total Current liabilities		2,843,454	2,486,206	2,486,206	2,262,007
Long-term Liabilities:
Notes Payable, net Of Current Portion		159,900	159,917	159,917	637,722
Total liabilities		3,003,354	2,646,123	2,646,123	2,899,729
Deficiency in stockholders' equity:
Additional paid-in capital		4,258,399	4,258,399	4,258,399	4,258,399
Accumulated deficit		(5,152,751)	(4,612,613)	(4,612,613)	(4,504,695)
Total deficiency in stockholders' Equity		(872,270)	(321,779)	(321,779)	(213,861)
Total liabilities mezzanine shares and deficiency in stockholders' equity		2,131,084	2,324,344	2,324,344	2,685,868
Copa Di Vino Corporation [Member] | Voting Common Stock [Member]
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 60,574,873 and 44,021,382 shares issued 60,574,873 and 43,885,090 outstanding, at September 30, 2020 and December 31, 2019, respectively		24,441	24,441	24,441	24,441
Copa Di Vino Corporation [Member] | Non-voting Common Stock [Member]
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 60,574,873 and 44,021,382 shares issued 60,574,873 and 43,885,090 outstanding, at September 30, 2020 and December 31, 2019, respectively		$ 7,994	$ 7,994	$ 7,994	$ 7,994